UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 July 10, 2007 to July 25, 2007

 Commission File Number of issuing entity: 333-132108-10

 Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2007-3 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-132108

 Nomura Asset Acceptance Corporation
 (Exact name of depositor as specified in its charter)

 Nomura Credit & Capital, Inc.
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 Pending
 (I.R.S. Employer Identification No.)


 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-2                              _____    _____    __X___    ____________
  A-3                              _____    _____    __X___    ____________
  A-4                              _____    _____    __X___    ____________
  M-1                              _____    _____    __X___    ____________
  M-2                              _____    _____    __X___    ____________
  M-3                              _____    _____    __X___    ____________
  M-4                              _____    _____    __X___    ____________
  M-5                              _____    _____    __X___    ____________
  P                                _____    _____    __X___    ____________
  X                                _____    _____    __X___    ____________
  R                                _____    _____    __X___    ____________
  R-X                              _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On July 25, 2007 a distribution was made to holders of Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2007-3.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2007-3, relating to the July 25, 2007 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2007-3 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Elisabeth A. Brewster
 Elisabeth A. Brewster, Vice President

 Date: August 8, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2007-3, relating to the July 25, 2007 distribution.



 EX-99.1


Nomura Asset Acceptance Corporation
Mortgage Pass-Through Certificates



Distribution Date:       7/25/2007


Nomura Asset Acceptance Corporation
Mortgage Pass-Through Certificates
Series 2007-3


Contact: Customer Service - SecuritiesLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 846-8130
         Fax:       (301) 815-6660







                                         Certificateholder Distribution Summary

         Class                     CUSIP           Record         Certificate            Beginning             Interest
                                                     Date        Pass-Through          Certificate         Distribution
                                                                         Rate              Balance
          A-1                  65537UAA6       07/24/2007            5.45000%       187,691,000.00           426,214.98
          A-2                  65537UAB4       07/24/2007            5.52000%        48,071,000.00           110,563.30
          A-3                  65537UAC2       07/24/2007            5.64000%        62,033,000.00           145,777.55
          A-4                  65537UAD0       07/24/2007            5.55000%        50,503,000.00           116,788.19
          M-1                  65537UAE8       07/24/2007            5.92000%        18,906,000.00            46,634.80
          M-2                  65537UAF5       07/24/2007            6.82000%         6,043,000.00            17,172.19
          M-3                  65537UAG3       07/24/2007            6.82000%         4,093,000.00            11,630.94
          M-4                  65537UAH1       07/24/2007            6.82000%         2,533,000.00             7,197.94
          M-5                  65537UAJ7       07/24/2007            6.82000%         3,508,000.00             9,968.57
           P                   65537UAL2       06/29/2007            0.00000%               100.00            18,305.37
           X                   65537UAK4       06/29/2007            0.00000%         6,432,588.83         1,283,027.02
           R                   65537UAM0       06/29/2007            0.00000%                 0.00                 0.00
          R-X                  65537UAN8       06/29/2007            0.00000%                 0.00                 0.00

Totals                                                                              389,813,688.83         2,193,280.85


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
          A-1                 3,182,407.38              0.00       184,508,592.62         3,608,622.36              0.00
          A-2                         0.00              0.00        48,071,000.00           110,563.30              0.00
          A-3                         0.00              0.00        62,033,000.00           145,777.55              0.00
          A-4                   539,703.89              0.00        49,963,296.11           656,492.08              0.00
          M-1                         0.00              0.00        18,906,000.00            46,634.80              0.00
          M-2                         0.00              0.00         6,043,000.00            17,172.19              0.00
          M-3                         0.00              0.00         4,093,000.00            11,630.94              0.00
          M-4                         0.00              0.00         2,533,000.00             7,197.94              0.00
          M-5                         0.00              0.00         3,508,000.00             9,968.57              0.00
           P                          0.00              0.00               100.00            18,305.37              0.00
           X                          0.00              0.00         6,431,924.22         1,283,027.02              0.00
           R                          0.00              0.00                 0.00                 0.00              0.00
          R-X                         0.00              0.00                 0.00                 0.00              0.00

Totals                        3,722,111.27              0.00       386,090,912.95         5,915,392.12              0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distribution Statement

         Class                      Original           Beginning            Scheduled        UnScheduled         Accretion
                                        Face         Certificate            Principal          Principal
                                      Amount             Balance         Distribution       Distribution
          A-1                 187,691,000.00      187,691,000.00                 0.00       3,182,407.38              0.00
          A-2                  48,071,000.00       48,071,000.00                 0.00               0.00              0.00
          A-3                  62,033,000.00       62,033,000.00                 0.00               0.00              0.00
          A-4                  50,503,000.00       50,503,000.00                 0.00         539,703.89              0.00
          M-1                  18,906,000.00       18,906,000.00                 0.00               0.00              0.00
          M-2                   6,043,000.00        6,043,000.00                 0.00               0.00              0.00
          M-3                   4,093,000.00        4,093,000.00                 0.00               0.00              0.00
          M-4                   2,533,000.00        2,533,000.00                 0.00               0.00              0.00
          M-5                   3,508,000.00        3,508,000.00                 0.00               0.00              0.00
           P                          100.00              100.00                 0.00               0.00              0.00
           X                    6,432,588.83        6,432,588.83                 0.00               0.00              0.00
           R                            0.00                0.00                 0.00               0.00              0.00
          R-X                           0.00                0.00                 0.00               0.00              0.00

Totals                        389,813,688.83      389,813,688.83                 0.00       3,722,111.27              0.00


                                      Principal Distribution Statement (continued)

         Class                    Realized             Total               Ending             Ending               Total
                                      Loss         Principal          Certificate        Certificate           Principal
                                                   Reduction              Balance         Percentage        Distribution
          A-1                         0.00      3,182,407.38       184,508,592.62         0.98304443        3,182,407.38
          A-2                         0.00              0.00        48,071,000.00         1.00000000                0.00
          A-3                         0.00              0.00        62,033,000.00         1.00000000                0.00
          A-4                         0.00        539,703.89        49,963,296.11         0.98931343          539,703.89
          M-1                         0.00              0.00        18,906,000.00         1.00000000                0.00
          M-2                         0.00              0.00         6,043,000.00         1.00000000                0.00
          M-3                         0.00              0.00         4,093,000.00         1.00000000                0.00
          M-4                         0.00              0.00         2,533,000.00         1.00000000                0.00
          M-5                         0.00              0.00         3,508,000.00         1.00000000                0.00
           P                          0.00              0.00               100.00         1.00000000                0.00
           X                          0.00              0.00         6,431,924.22         0.99989668                0.00
           R                          0.00              0.00                 0.00         0.00000000                0.00
          R-X                         0.00              0.00                 0.00         0.00000000                0.00

Totals                                0.00      3,722,111.27       386,090,912.95         0.99044986        3,722,111.27



                                            Principal Distribution Factors Statement

         Class                    Original             Beginning              Scheduled           UnScheduled          Accretion
                                      Face           Certificate              Principal             Principal
                                    Amount               Balance           Distribution          Distribution
          A-1               187,691,000.00         1000.00000000             0.00000000           16.95556729         0.00000000
          A-2                48,071,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          A-3                62,033,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          A-4                50,503,000.00         1000.00000000             0.00000000           10.68657090         0.00000000
          M-1                18,906,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-2                 6,043,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-3                 4,093,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-4                 2,533,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-5                 3,508,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
           P                        100.00         1000.00000000             0.00000000            0.00000000         0.00000000
           X                  6,432,588.83         1000.00000000             0.00000000            0.00000000         0.00000000
           R                          0.00            0.00000000             0.00000000            0.00000000         0.00000000
          R-X                         0.00            0.00000000             0.00000000            0.00000000         0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                    Loss             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
          A-1                 0.00000000           16.95556729           983.04443271           0.98304443           16.95556729
          A-2                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          A-3                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          A-4                 0.00000000           10.68657090           989.31342910           0.98931343           10.68657090
          M-1                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-2                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-3                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-4                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-5                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
           P                  0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
           X                  0.00000000            0.00000000           999.89668079           0.99989668            0.00000000
           R                  0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          R-X                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
          A-1            07/10/07 - 07/24/07    15          5.45000%    187,691,000.00          426,214.98                   0.00
          A-2            07/10/07 - 07/24/07    15          5.52000%     48,071,000.00          110,563.30                   0.00
          A-3            07/10/07 - 07/24/07    15          5.64000%     62,033,000.00          145,777.55                   0.00
          A-4            07/10/07 - 07/24/07    15          5.55000%     50,503,000.00          116,788.19                   0.00
          M-1            07/10/07 - 07/24/07    15          5.92000%     18,906,000.00           46,634.80                   0.00
          M-2            07/10/07 - 07/24/07    15          6.82000%      6,043,000.00           17,172.19                   0.00
          M-3            07/10/07 - 07/24/07    15          6.82000%      4,093,000.00           11,630.94                   0.00
          M-4            07/10/07 - 07/24/07    15          6.82000%      2,533,000.00            7,197.94                   0.00
          M-5            07/10/07 - 07/24/07    15          6.82000%      3,508,000.00            9,968.57                   0.00
           P                             N/A    N/A         0.00000%            100.00                0.00                   0.00
           X                             N/A    N/A         0.00000%      6,432,588.83                0.00                   0.00
           R                             N/A    N/A         0.00000%              0.00                0.00                   0.00
          R-X                            N/A    N/A         0.00000%              0.00                0.00                   0.00

Totals                                                                                          891,948.46                   0.00



                                          Interest Distribution Statement (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
          A-1                         0.00                0.00         426,214.98                0.00           184,508,592.62
          A-2                         0.00                0.00         110,563.30                0.00            48,071,000.00
          A-3                         0.00                0.00         145,777.55                0.00            62,033,000.00
          A-4                         0.00                0.00         116,788.19                0.00            49,963,296.11
          M-1                         0.00                0.00          46,634.80                0.00            18,906,000.00
          M-2                         0.00                0.00          17,172.19                0.00             6,043,000.00
          M-3                         0.00                0.00          11,630.94                0.00             4,093,000.00
          M-4                         0.00                0.00           7,197.94                0.00             2,533,000.00
          M-5                         0.00                0.00           9,968.57                0.00             3,508,000.00
           P                          0.00                0.00          18,305.37                0.00                   100.00
           X                          0.00                0.00       1,283,027.02                0.00             6,431,924.22
           R                          0.00                0.00               0.00                0.00                     0.00
          R-X                         0.00                0.00               0.00                0.00                     0.00

Totals                                0.00                0.00       2,193,280.85                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                             Interest Distribution Factors Statement

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
          A-1                 187,691,000.00       5.45000%            1000.00000000            2.27083334            0.00000000
          A-2                  48,071,000.00       5.52000%            1000.00000000            2.30000000            0.00000000
          A-3                  62,033,000.00       5.64000%            1000.00000000            2.35000000            0.00000000
          A-4                  50,503,000.00       5.55000%            1000.00000000            2.31250005            0.00000000
          M-1                  18,906,000.00       5.92000%            1000.00000000            2.46666667            0.00000000
          M-2                   6,043,000.00       6.82000%            1000.00000000            2.84166639            0.00000000
          M-3                   4,093,000.00       6.82000%            1000.00000000            2.84166626            0.00000000
          M-4                   2,533,000.00       6.82000%            1000.00000000            2.84166601            0.00000000
          M-5                   3,508,000.00       6.82000%            1000.00000000            2.84166762            0.00000000
           P                          100.00       0.00000%            1000.00000000            0.00000000            0.00000000
           X                    6,432,588.83       0.00000%            1000.00000000            0.00000000            0.00000000
           R                            0.00       0.00000%               0.00000000            0.00000000            0.00000000
          R-X                           0.00       0.00000%               0.00000000            0.00000000            0.00000000

                                        Interest Distribution Factors Statement (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
          A-1                   0.00000000            0.00000000           2.27083334            0.00000000           983.04443271
          A-2                   0.00000000            0.00000000           2.30000000            0.00000000          1000.00000000
          A-3                   0.00000000            0.00000000           2.35000000            0.00000000          1000.00000000
          A-4                   0.00000000            0.00000000           2.31250005            0.00000000           989.31342910
          M-1                   0.00000000            0.00000000           2.46666667            0.00000000          1000.00000000
          M-2                   0.00000000            0.00000000           2.84166639            0.00000000          1000.00000000
          M-3                   0.00000000            0.00000000           2.84166626            0.00000000          1000.00000000
          M-4                   0.00000000            0.00000000           2.84166601            0.00000000          1000.00000000
          M-5                   0.00000000            0.00000000           2.84166762            0.00000000          1000.00000000
           P                    0.00000000            0.00000000      183053.70000000            0.00000000          1000.00000000
           X                    0.00000000            0.00000000         199.45733419            0.00000000           999.89668079
           R                    0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
          R-X                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                5,870,850.12
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                   205,976.17
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                 18,305.37
     Swap/Cap Payments                                                                                         0.00
Total Deposits                                                                                         6,095,131.66

Withdrawals
     Swap Payments                                                                                        68,689.10
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                       0.00
     Total Administration Fees                                                                           111,050.44
     Payment of Interest and Principal                                                                 5,915,392.12
Total Withdrawals (Pool Distribution Amount)                                                           6,095,131.66

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.

NOTE: 1.AMBAC is Ambac Assurance Corporation 2. CLAYTON is Clayton Fixed Income Services Inc. 3. See
Supplemental Reporting 4. Swiss Re Financial is Swiss Re Financial Products Corporation





                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                     81,211.16
Certificate Insurer Fee- AMBAC (note 1)                                                  23,219.87
Credit Risk Manager Fee-Clayton (note 2)                                                  3,735.71
Lender Paid Mortgage Insurance Fee (note 3)                                               1,259.48
Master Servicing Fee-Wells Fargo Bank, N.A                                                1,624.22
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               111,050.44

*Servicer Payees include: GMAC MORTGAGE CORPORATION


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
               Basis Risk Shortfall Reserve Account            1,000.00                0.00              0.00           1,000.00
                        Class P Certificate Account              100.00                0.00              0.00             100.00
                            Swap Collateral Account                0.00           68,689.10         68,689.10               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

  Interest Rate Swap Agreement - Swiss Re Financial                              849,827.88        918,516.98        (68,689.10)

                                                          Collateral Statement

                                                                            Total
 Collateral Description                                         Mixed Fixed & Arm
 Weighted Average Coupon Rate                                            7.246695
 Weighted Average Net Rate                                               6.996695
 Weighted Average Pass-Through Rate                                      6.976318
 Weighted Average Remaining Term                                              356
 Principal And Interest Constant                                     2,386,159.57
 Beginning Loan Count                                                       1,240
 Loans Paid in Full                                                             6
 Ending Loan Count                                                          1,234
 Beginning Scheduled Balance                                       389,813,588.83
 Ending Scheduled Balance                                          386,090,812.94
 Actual Ending Collateral Balance                                  386,122,951.42
 Scheduled Principal                                                    32,109.29
 Unscheduled Principal                                               3,690,666.60
 Negative Amortized Principal                                                0.00
 Scheduled Interest                                                  2,354,050.28
 Servicing Fees                                                         81,211.16
 Master Servicing Fees                                                   1,624.22
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                               4,995.19
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        2,266,219.71
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                         18,305.37
 Prepayment Penalty Paid Count                                                  1
 Special Servicing Fee                                                       0.00


                            Additional Reporting - Deal Level



                                      Cash Reporting
Net Monthly Excess Cashflow                                                  1,351,051.51
Relief Act Interest Shortfalls                                                       0.00


                                 Informational Reporting
Net Funds Cap                                                                   6.976319%
Rolling 3-Month 60+ Day Delinquency Rate                                        0.000000%
Senior Enhancement Percentage                                                  10.752804%


                                   Structural Reporting
Overcollateralization Release                                                      664.61
Overcollateralization                                                        6,431,924.22
Overcollateralization Deficiency                                                     0.00
Overcollateralization Increase                                                     664.61
Required Overcollateralization                                               6,431,924.22


                                 Trigger Event Reporting
Has StepDown Occurred                                                                  NO
Enhancement Delinquency Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            3.533315%
Delinquency Trigger
     Calculated Value                                                           0.000000%
Cumulative Loss Trigger
     Trigger Result                                                                   N/A
     Threshold Value                                                            0.000000%
     Calculated Value                                                           0.000000%
Trigger
     Trigger Result                                                                  Pass


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

60 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

90 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

60 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

90 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     205,976.17



                         SUBORDINATION LEVEL/CREDIT ENHANCEMENT/CLASS PERCENTAGE AND PREPAYMENT PERCENTAGE

                                                                                                           Current
                                Original $        Original %            Current $         Current %          Class%   Prepayment%

Class R                      41,515,688.83      10.65013894%        41,515,024.22      10.75265788%       0.000000%      0.000000%
Class M-1                    22,609,688.83       5.80012844%        22,609,024.22       5.85588247%       4.896775%      0.000000%
Class M-2                    16,566,688.83       4.24990029%        16,566,024.22       4.29070666%       1.565176%      0.000000%
Class M-3                    12,473,688.83       3.19991124%        12,473,024.22       3.23059337%       1.060113%      0.000000%
Class M-4                     9,940,688.83       2.55011347%         9,940,024.22       2.57453011%       0.656063%      0.000000%
Class M-5                     6,432,688.83       1.65019615%         6,432,024.22       1.66593558%       0.908595%      0.000000%
Class P                       6,432,588.83       1.65017050%         6,431,924.22       1.66590968%       0.000026%      0.000000%
Class X                               0.00       0.00000000%                 0.00       0.00000000%       1.665910%      0.000000%

Please Refer to the Prospectus Supplement for a Full Description of Loss Exposure






                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period



              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period

  Summary - No Foreclosure Information to report this period.



           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period




              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



  Summary - No Bankruptcy Information to report this period.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum (Realized Losses) / Sum (Ending Actual Balance for loans that have experienced a loss).











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                   6       2,162,150.00       2,162,128.11          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00     1,528,538.49


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0172166956            CA              72.75       01-Mar-2007        665,650.00        665,650.00
       Summary               0172179753            MD              71.06       01-Apr-2007        124,000.00        124,000.00
       Summary               0172247344            NY              80.00       01-Apr-2007        164,000.00        164,000.00
       Summary               0172290365            PA              90.00       01-Mar-2007         94,500.00         94,500.00
       Summary               0172290571            FL              80.00       01-Apr-2007        304,000.00        304,000.00
       Summary               0172290678            CA              75.00       01-Feb-2007        810,000.00        809,978.11


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0172166956       Loan Paid in Full           0              6.875%             360               4
       Summary              0172179753       Loan Paid in Full           0              7.875%             360               3
       Summary              0172247344       Loan Paid in Full           0              8.000%             360               3
       Summary              0172290365       Loan Paid in Full           0              7.500%             360               4
       Summary              0172290571       Loan Paid in Full           0              7.875%             360               3
       Summary              0172290678       Loan Paid in Full           0              7.375%             360               5


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                       1            665,650.00              18,305.37                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived
       Summary          0172166956      07/02/2007        665,650.00           18,305.37               0.00

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.947%       Current Month             10.789%        Current Month               1,338.569%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007          N/A           N/A                          Jun-2007          N/A           N/A
         Jul-2007      10.789%           N/A                          Jul-2007   1,338.570%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                              Repurchases Due to Breaches

                                 Beginning
               Loan              Scheduled              Payoff        Current            Current
             Number                Balance             Balance           Rate            Payment

                           No Repurchases Due to Breaches this Period

                                    Repurchases Due to Other

                                 Beginning
               Loan              Scheduled               Payoff        Current           Current
             Number                Balance              Balance           Rate           Payment

                             No Repurchases Due to Other this Period



                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 4.750             0                0.00            0.000
     4.750    4.999             1          453,354.76            0.117
     5.000    5.249             2          864,000.00            0.224
     5.250    5.499             0                0.00            0.000
     5.500    5.749             2        1,443,000.00            0.374
     5.750    5.999             9        2,694,663.53            0.698
     6.000    6.249            31        9,557,788.02            2.476
     6.250    6.499            79       24,709,395.41            6.400
     6.500    6.749           124       40,727,092.56           10.549
     6.750    6.999           240       76,779,577.64           19.886
     7.000    7.249           123       40,811,580.17           10.570
     7.250    7.499           170       52,790,873.63           13.673
     7.500    7.749           116       35,160,728.71            9.107
     7.750    7.999           135       38,235,298.39            9.903
     8.000    8.249            46       12,308,392.93            3.188
     8.250    8.499            74       23,765,836.09            6.156
     8.500    8.749            38       11,810,681.10            3.059
     8.750    8.999            27        7,222,507.18            1.871
     9.000    9.249            12        4,737,480.42            1.227
     9.250    9.499             3        1,391,304.45            0.360
     9.500    9.749             1          177,596.30            0.046
     9.750    9.999             0                0.00            0.000
    10.000   10.249             1          449,661.65            0.116
 >= 10.250                      0                0.00            0.000
              Total         1,234      386,090,812.94          100.000


                                                 SUPPLEMENTAL REPORTING

Libor Determination Date
The second LIBOR Business Day before the first day of the related Accrual Period.

Libor Business Day
Shall mean any day other than a Saturday or a Sunday or a day on which banking institutions in the State of New
York or in the city of London, England are required or authorized by law to be closed.

Record Date
With respect to the Certificates (other than the Class X, Class P, Class R and Class R-X Certificates) and any
Distribution Date, so long as such Certificates are Book- Entry Certificates, the Business Day preceding such
Distribution Date, and otherwise, the close of business on the last Business Day of the month preceding the month in which such Distribution Date occurs.

Closing Date
July 10, 2007.

Determination Date
With respect to any Distribution Date, the fifteenth (15th) day of the month of such Distribution Date or, if such day is not a Business Day, the immediately preceding Business Day.

Distribution Date
The twenty-fifth (25th) day of each calendar month after the initial issuance of the Certificates, or if such twenty-fifth day is not a Business Day, the next succeeding Business Day, commencing in July 2007.

Business Day
Any day other than (i) a Saturday or a Sunday, or (ii) a day on which banking institutions in the City of New
York, New York, the Commonwealth of Pennsylvania, the State of Maryland, the city in which any Corporate Trust
Office of the Securities Administrator, the Trustee or the Certificate Insurer is located or the States in which the Servicer's servicing operations are located are authorized or obligated by law or executive order to be closed.

Senior Certificates
Class A-1, Class A-2, Class A-3 and Class A-4 Certificates.

Mezzanine Certificates
Class M-1, Class M-2, Class M-3, Class M-4 and Class M-5 Certificates.

Accrual Period
With respect to the Senior Certificates and Mezzanine Certificates and any Distribution Date, the period commencing on the immediately preceding Distribution Date (or with respect to the first Accrual Period, the Closing Date)
and ending on the day immediately preceding the related Distribution Date. With respect to the Class X Certificates and the Residual Certificates and any Distribution Date, the calendar month immediately preceding such Distribution
Date. All calculations of interest on the Senior Certificates and Mezzanine Certificates will be made based on a 360-day year and the actual number of days elapsed in the related Accrual Period. All calculations of interest on the Class X Certificates will be based on a 360-day year consisting of twelve 30-day months.

Private Certificates
Class X, Class P, Class R, and Class R-X Certificates.

Lender Paid Mortgage Insurance
The recipients of the lender paid mortgage insurance fee are PMI Mortgage Insurance Co., and Radian Guaranty

Remittance Date
Shall mean the eighteenth (18th) day of the month and if such day is not a Business Day, the immediately preceding
Business Day.

